Note 15 - Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Other Commitments [Table Text Block]
(Dollar amounts in thousands)	2020	2019

Commitments to extend credit	$255,429	$260,579
Standby letters of credit	581	1,616

Total	$256,010	$262,195

Lease, Cost [Table Text Block]
	2020	2019
Lease Costs:
Finance lease cost:
Amortization of right-of-use asset	$286	$360
Interest Expense	131	132
Other	27	57
Operating lease cost	213	245
Total lease cost	$657	$794

Lease, Term and Discount Rate [Table Text Block]
	Operating	Finance
Weighted-average term (years)	5.9	15.7
Weighted-average discount rate	2.9%	2.6%

Operating and Finance Lease, Liability, Maturity [Table Text Block]
	Operating	Finance
Undiscounted cash flows due within:
2021	$169	$383
2022	169	385
2023	169	385
2024	133	385
2025	25	385
2026 and thereafter	149	4,100
Total undiscounted cash flows	814	6,023

Impact of present value discount	(68)	(1,184)

Amount reported on balance sheet	$746	$4,839